	UNITED STATES		OMB APPROVAL
	SECURITIES AND EXCHANGE COMMISSION		OMB Number: 3235-0456
	Washington, D.C. 20549		Expires: December 31, 2014
Estimated average burden
	FORM 24f-2		hours per response........2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:
Henderson Global Funds
737 North Michigan Ave Suite 1700
Chicago, IL 60611

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes): [X ]
Fund name:
All Asset Fund
Emerging Markets Opportunities Fund
European Focus Fund
Global Equity Income Fund
Global Leaders Fund
Global Technology Fund
International Opportunities Fund
Japan Focus Fund

3. Investment Company Act File Number:	811-10399

Securities Act File Number:	333-62270

4(a). Last day of fiscal year for which this Form is filed:

July 31, 2012

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24 (f):			$1,608,296,104

(ii) Aggregate sale price of securities redeemed or
repurchased during the fiscal year:		$2,129,672,924

(iii) Aggregate price of securities redeemed
or repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:		$ -

(iv) Total available redemption credits [add Items 5(ii)		-	$2,129,672,924
and 5(iii)].

(v) Net sales:			$ -

(vi) Redemption credits available for use in future years:		$(521,376,820)

(vii) Multiplier for determining registration fee:			0.0001364

(viii) Registration fee due:		=	$0.00

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997,
then report the amount of securities (number of shares or other units) deducted here:			-

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
fiscal years, then state that number here:			-

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

		+	$ -

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

		=	$ -

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
[ X ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*:	Troy Statczar
/s/ Troy Statczar

Date:	October 1, 2012

*Please print or type the name and title of the signing officer below the signature.